Label	Element	Value
Sibanye2017 Share Plan [Member]
Disclosure of share-based payment arrangement, percentile on peer group [table text block]	sbsw_DisclosureOfShareBasedPaymentArrangementPercentileOnPeerGroupTableTextBlock

TSR element of performance conditions Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%